Intangible Assets, Net	12 Months Ended
Aug. 31, 2022
Intangible Assets Net [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of August 31, 2021				As of August 31, 2022
	Cost	Accumulated amortization	Accumulated Impairment	Net amount	Cost	Accumulated amortization	Accumulated Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Indefinite lived intangible assets
Brand names	398,789	-	-	398,789	366,070	-	(113,385)	252,685
Definite lived intangible assets
Brand names	50,486	(16,955)	-	33,531	50,486	(21,148)	-	29,338
Trademarks	39,016	(9,645)	-	29,371	39,016	(14,226)	-	24,790
Non-compete agreements	29,800	(13,537)	-	16,263	29,800	(18,289)	-	11,511
Student bases	22,451	(18,423)	-	4,028	21,857	(18,946)	-	2,911
Others*	10,314	(6,474)	-	3,840	10,314	(8,653)	-	1,661
	550,856	(65,034)	-	485,822	517,543	(81,262)	(113,385)	322,896

Note*: Others include core curriculum, software, backlog and license.

Amortization expenses for the intangible assets for the years ended August 31, 2020, 2021 and 2022 were RMB 41,447, RMB 30,781 and RMB 17,814 respectively, of which RMB 14,696 and RMB 14,639 were related to discontinued operations for the years ended August 31, 2020 and 2021, respectively. As of August 31, 2022, the estimated amortization expenses related to intangible assets for continuing operations for each of the next five years is expected to be RMB 14,797, RMB 13,602, RMB 11,304, RMB 7,990 and RMB 5,461, respectively, and RMB 17,057 thereafter.

Based on the result of the Group’s annual impairment assessment on indefinite lived intangible assets performed as of August 31, 2022, it is determined that the carrying amounts of indefinite lived intangible assets brand names associated with Overseas Schools reporting unit exceeded their fair values and, therefore, an impairment loss was recorded. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the relief-from-royalty method to estimate the fair value of indefinite lived intangible assets brand names. For the year ended August 31, 2022, the Group recorded RMB 113,385 of impairment loss on indefinite lived intangible assets. In Company’s 2022 annual indefinite lived intangible assets impairment assessment for the overseas schools brand names, the key assumptions used are a royalty rate of 3.5%, a discount rate of 15.5%, a terminal growth rate of 2.3% and forecast future revenue.